Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Commitments and contingencies [Abstract]
Settlement for liquidated damages	$ 15
Assets pledged under mortgages and overdraft facilities	2,123.5	2,210.1
Guarantor Obligations [Line Items]
Maximum potential future payment	272.4	612.4
Guarantees to customers of the Company's own performance [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	115.0	455.0
Guarantee in favor of banks [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	157.4	157.4
West Capricorn [Member]
Maturity schedule for contractual commitments [Abstract]
Contractual commitments		91.6
T-15 Tender Ring [Member]
Maturity schedule for contractual commitments [Abstract]
Contractual commitments	$ 1.0